3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

direct fax: 215.981.4750

falcoj@pepperlaw.com

December 9, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Equinox Funds Trust

1940 Act File No. 811-22447

1933 Act File No. 333-168569

Preliminary Proxy Material

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via EDGAR is a preliminary copy of the proxy statement, proxy card and notice of meeting to be furnished to shareholders of the Equinox EquityHedge U.S. Strategy Fund (the “Fund”), in connection with a Special Meeting of Shareholders of the Fund to be held on or about January 16, 2015 (the “Meeting”). At the Meeting, shareholders of the Fund will be asked to consider a proposal to approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Equinox Institutional Asset Management, LP.

Please direct any questions concerning this letter to the undersigned at 215.981.4659, or John M. Ford, Esq. at 215.981.4009.

Respectfully,

John P. Falco

cc:	Mr. Robert Enck

John M. Ford, Esq.

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